Shareholder Report, Line Graph (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Feb. 28, 2020	Oct. 31, 2019	Oct. 31, 2018	Feb. 28, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	$ 23,808	$ 17,929	$ 16,225	$ 20,270	$ 14,766		$ 14,078	$ 12,503		$ 12,568	$ 10,201	$ 9,997	$ 10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766		14,078	12,503		12,568	10,201	9,997	10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766		14,078	12,503		12,568	10,201	9,997	10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766		14,078	12,503		12,568	10,201	9,997	10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766		14,078	12,503		12,568	10,201	9,997	10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766		14,078	12,503		12,568	10,201	9,997	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517		10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517		10,737	10,641	10,196	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	11,584	10,560	10,288	11,688	11,388		10,993	10,047	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517		10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517		10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517		10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517		10,737	10,641	10,196	10,000
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Account Value	15,972	12,847	11,463	15,228	11,745		12,059	10,838		11,812	9,553	9,532	10,000
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Account Value	15,972	12,847	11,463	15,228	11,745		12,059	10,838		11,812	9,553	9,532	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,303	23,431	21,620	25,895	17,994		16,337	14,395		13,504	10,892	10,449	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,303	23,431	21,620	25,895	17,994		16,337	14,395		13,504	10,892	10,449	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,303	23,431	21,620	25,895	17,994		16,337	14,395		13,504	10,892	10,449	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,303	23,431	21,620	25,895	17,994		16,337	14,395		13,504	10,892	10,449	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517		10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517		10,737	10,641	10,196	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	20,188	14,644	13,512	16,183	11,246	$ 10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,303	23,431	21,620	25,895	17,994		16,337	14,395		13,504	10,892	10,449	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,303	23,431	21,620	25,895	17,994		16,337	14,395		13,504	10,892	10,449	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	20,188	14,644	13,512	16,183	11,246	10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766		14,078	12,503		12,568	10,201	9,997	10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766		14,078	12,503		12,568	10,201	9,997	10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766		14,078	12,503		12,568	10,201	9,997	10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766		14,078	12,503		12,568	10,201	9,997	10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766		14,078	12,503		12,568	10,201	9,997	10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766		14,078	12,503		12,568	10,201	9,997	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517		10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517		10,737	10,641	10,196	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,548	11,439	11,144	12,661	12,336		11,908	10,883		10,939	10,704	10,287	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,548	11,439	11,144	12,661	12,336		11,908	10,883		10,939	10,704	10,287	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517		10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517		10,737	10,641	10,196	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	22,670	16,444	15,173	18,173	12,629		11,465	10,103	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,303	23,431	21,620	25,895	17,994		16,337	14,395		13,504	10,892	10,449	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,303	23,431	21,620	25,895	17,994		16,337	14,395		13,504	10,892	10,449	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	33,950	24,599	22,334	26,155	18,301		16,681	14,591		13,593	10,994	10,520	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517		10,737	10,641	10,196	10,000
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Account Value	15,972	12,847	11,463	15,228	11,745		12,059	10,838		11,812	9,553	9,532	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	33,950	24,599	22,334	26,155	18,301		16,681	14,591		13,593	10,994	10,520	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517		10,737	10,641	10,196	10,000
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Account Value	15,972	12,847	11,463	15,228	11,745		12,059	10,838		11,812	9,553	9,532	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517		10,737	10,641	10,196	10,000
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value [Line Items]
Account Value	15,858	13,816	13,041	14,706	13,480		12,893	11,695		11,660	10,802	9,944	10,000
Bloomberg U.S. Mortgage-Backed Securities Index
Account Value [Line Items]
Account Value	11,074	9,938	10,020	11,794	11,863		11,412	10,483		10,644	10,588	10,252	10,000
MSCI World Index - USD Net Returns
Account Value [Line Items]
Account Value	25,431	19,024	17,219	21,122	15,042		14,413	12,789		12,643	10,298	10,177	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517		10,737	10,641	10,196	10,000
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value [Line Items]
Account Value	15,858	13,816	13,041	14,706	13,480		12,893	11,695		11,660	10,802	9,944	10,000
Bloomberg U.S. Mortgage-Backed Securities Index
Account Value [Line Items]
Account Value	11,074	9,938	10,020	11,794	11,863		11,412	10,483		10,644	10,588	10,252	10,000
MSCI World Index - USD Net Returns
Account Value [Line Items]
Account Value	25,431	19,024	17,219	21,122	15,042		14,413	12,789		12,643	10,298	10,177	10,000
Bloomberg U.S. Treasury Index
Account Value [Line Items]
Account Value	11,047	10,189	10,253	11,935	12,235		11,440	10,299		10,505	10,579	10,239	10,000
Bloomberg U.S. Agency Index
Account Value [Line Items]
Account Value	11,714	10,945	10,656	11,756	11,852		11,307	10,434		10,510	10,454	10,207	10,000
Bloomberg U.S. Treasury Index
Account Value [Line Items]
Account Value	11,047	10,189	10,253	11,935	12,235		11,440	10,299		10,505	10,579	10,239	10,000
Bloomberg U.S. Agency Index
Account Value [Line Items]
Account Value	11,714	10,945	10,656	11,756	11,852		11,307	10,434		10,510	10,454	10,207	10,000
Bloomberg 65% High Grade/35% High Yield Bond Index
Account Value [Line Items]
Account Value	12,168	10,829	10,502	12,150	11,528		11,208	10,171	10,000
Bloomberg U.S. Corporate High Yield Bond Index
Account Value [Line Items]
Account Value	16,078	13,804	12,994	14,726	13,323		12,874	11,878		11,763	10,800	9,806	10,000
Bloomberg U.S. Corporate High Yield Bond Index
Account Value [Line Items]
Account Value	16,078	13,804	12,994	14,726	13,323		12,874	11,878		11,763	10,800	9,806	10,000
Bloomberg U.S. Corporate Bond Index
Account Value [Line Items]
Account Value	12,887	11,341	11,035	13,721	13,428		12,543	10,873		11,211	10,836	10,105	10,000
Bloomberg U.S. Corporate Bond Index
Account Value [Line Items]
Account Value	12,887	11,341	11,035	13,721	13,428		12,543	10,873		11,211	10,836	10,105	10,000
Russell 1000® Growth Index
Account Value [Line Items]
Account Value	44,804	31,167	26,200	34,751	24,264		18,779	16,037		14,485	11,167	10,918	10,000
S&P 500 Growth Index
Account Value [Line Items]
Account Value	39,624	27,579	24,646	32,612	22,486		18,069	15,811		14,187	11,214	10,923	10,000
Russell 1000® Growth Index
Account Value [Line Items]
Account Value	44,804	31,167	26,200	34,751	24,264		18,779	16,037		14,485	11,167	10,918	10,000
S&P 500 Growth Index
Account Value [Line Items]
Account Value	39,624	27,579	24,646	32,612	22,486		18,069	15,811		14,187	11,214	10,923	10,000
Russell 1000® Value Index
Account Value [Line Items]
Account Value	23,381	17,853	17,830	19,173	13,341		14,432	12,977		12,595	10,693	10,053	10,000
S&P 500 Value Index
Account Value [Line Items]
Account Value	27,069	20,554	19,086	19,810	14,060		15,132	13,221		12,834	10,729	10,081	10,000
Russell 1000® Value Index
Account Value [Line Items]
Account Value	23,381	17,853	17,830	19,173	13,341		14,432	12,977		12,595	10,693	10,053	10,000
S&P 500 Value Index
Account Value [Line Items]
Account Value	27,069	20,554	19,086	19,810	14,060		15,132	13,221		12,834	10,729	10,081	10,000
Bloomberg Government/Credit 1-3 Year Bond Index
Account Value [Line Items]
Account Value	11,672	10,986	10,643	11,189	11,194		10,828	10,323		10,288	10,219	10,087	10,000
Bloomberg Government/Credit 1-3 Year Bond Index
Account Value [Line Items]
Account Value	11,672	10,986	10,643	11,189	11,194		10,828	10,323		10,288	10,219	10,087	10,000
Russell Midcap® Growth Index
Account Value [Line Items]
Account Value	17,234	12,428	12,025	16,922	12,137	10,000
S&P MidCap 400 Growth Index
Account Value [Line Items]
Account Value	17,720	13,298	13,162	16,075	11,344	10,000
S&P MidCap 400® Index
Account Value [Line Items]
Account Value	25,602	19,251	19,458	21,996	14,772		14,944	13,708		13,569	10,989	10,342	10,000
Russell Midcap® Index
Account Value [Line Items]
Account Value	25,473	18,811	19,000	22,939	15,777		15,153	13,325		12,963	10,705	10,277	10,000
S&P MidCap 400® Index
Account Value [Line Items]
Account Value	25,602	19,251	19,458	21,996	14,772		14,944	13,708		13,569	10,989	10,342	10,000
Russell Midcap® Index
Account Value [Line Items]
Account Value	25,473	18,811	19,000	22,939	15,777		15,153	13,325		12,963	10,705	10,277	10,000
Russell Midcap® Value Index
Account Value [Line Items]
Account Value	17,181	12,817	13,291	14,797	9,958	10,000
S&P MidCap 400 Value Index
Account Value [Line Items]
Account Value	18,682	14,074	14,565	15,303	9,739	$ 10,000
S&P 500® Index
Account Value [Line Items]
Account Value	33,950	24,599	22,334	26,155	18,301		16,681	14,591		13,593	10,994	10,520	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517		10,737	10,641	10,196	10,000
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Account Value	15,972	12,847	11,463	15,228	11,745		12,059	10,838		11,812	9,553	9,532	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	33,950	24,599	22,334	26,155	18,301		16,681	14,591		13,593	10,994	10,520	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517		10,737	10,641	10,196	10,000
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Account Value	15,972	12,847	11,463	15,228	11,745		12,059	10,838		11,812	9,553	9,532	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	33,950	24,599	22,334	26,155	18,301		16,681	14,591		13,593	10,994	10,520	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517		10,737	10,641	10,196	10,000
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Account Value	15,972	12,847	11,463	15,228	11,745		12,059	10,838		11,812	9,553	9,532	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	33,950	24,599	22,334	26,155	18,301		16,681	14,591		13,593	10,994	10,520	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517		10,737	10,641	10,196	10,000
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Account Value	15,972	12,847	11,463	15,228	11,745		12,059	10,838		11,812	9,553	9,532	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	33,950	24,599	22,334	26,155	18,301		16,681	14,591		13,593	10,994	10,520	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517		10,737	10,641	10,196	10,000
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Account Value	15,972	12,847	11,463	15,228	11,745		12,059	10,838		11,812	9,553	9,532	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	33,950	24,599	22,334	26,155	18,301		16,681	14,591		13,593	10,994	10,520	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517		10,737	10,641	10,196	10,000
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Account Value	15,972	12,847	11,463	15,228	11,745		12,059	10,838		11,812	9,553	9,532	10,000
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value [Line Items]
Account Value	15,858	13,816	13,041	14,706	13,480		12,893	11,695		11,660	10,802	9,944	10,000
Bloomberg U.S. Mortgage-Backed Securities Index
Account Value [Line Items]
Account Value	11,074	9,938	10,020	11,794	11,863		11,412	10,483		10,644	10,588	10,252	10,000
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value [Line Items]
Account Value	15,858	13,816	13,041	14,706	13,480		12,893	11,695		11,660	10,802	9,944	10,000
Bloomberg U.S. Mortgage-Backed Securities Index
Account Value [Line Items]
Account Value	11,074	9,938	10,020	11,794	11,863		11,412	10,483		10,644	10,588	10,252	10,000
Russell 2000® Growth Index
Account Value [Line Items]
Account Value	15,602	11,432	12,376	16,728	12,083		10,658	10,017	10,000
S&P SmallCap 600 Growth Index
Account Value [Line Items]
Account Value	17,121	13,090	13,857	16,629	10,898		10,926	10,632	$ 10,000
S&P SmallCap 600® Index
Account Value [Line Items]
Account Value	23,686	18,220	19,730	22,374	14,077		15,254	14,776		13,992	10,938	10,285	10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	21,458	16,004	17,502	21,486	14,249		14,270	13,603		13,355	10,446	10,034	10,000
S&P SmallCap 600® Index
Account Value [Line Items]
Account Value	23,686	18,220	19,730	22,374	14,077		15,254	14,776		13,992	10,938	10,285	10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	$ 21,458	$ 16,004	$ 17,502	$ 21,486	$ 14,249		$ 14,270	$ 13,603		$ 13,355	$ 10,446	$ 10,034	$ 10,000